Discontinued Operation	9 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation

Note 8 – Discontinued Operation

On August 5, 2024, the Company and the segment manager of AT Tech Systems LLC reached a tentative oral agreement to terminate his employment and the employment of his two direct report team members. The Company discontinued operations of AT Tech Systems on August 21, 2024 with a termination cost of $22,000.

The income (loss) from discontinued operations presented in the statement of operations for the three months ended September 30, 2025 and 2024 as follows:

	Three Months Ended September 30,
	2025	2024
Revenue	$–	$2,600
Cost of Revenue	–	29,079
Gross Loss	–	(26,479)

Operating Expenses:
General and administrative	–	1,648
Total Operating Expenses	–	1,648

Loss from Operations	–	(28,127)

Other Income (Expense):
Other income, net	–	1,343
Total other income, net	–	1,343

Net Loss	$–	$(26,784)

The income (loss) from discontinued operations presented in the statement of operations for the nine months ended September 30, 2025 and 2024 as follows:

	Nine Months Ended September 30,
	2025	2024
Revenue	$–	$50,772
Cost of Revenue	–	195,114
Gross Loss	–	(144,342)

Operating Expenses:
General and administrative	–	136,985
Total Operating Expenses	–	136,985

Loss from Operations	–	(281,327)

Other Income (Expense):
Other income, net	–	3,504
Total other income, net	–	3,504

Net Loss	$–	$(277,823)

Total operating cash flows from discontinued operations were $0 and $65,221 respectively, for the nine months ended September 30, 2025 and 2024.